Understanding our Financial Statements and the Impact to the Common Shareholder (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Total revenues	$ (2,763)	$ 8,561	$ (15,386)	$ 18,607	$ (7,943)	$ (98,696)
Ben Liquidity [Member]
Total revenues				22,827
Ben Custody [Member]
Total revenues				10,768
Operating Segments [Member]
Total revenues		8,561
Operating Segments [Member] | Ben Liquidity [Member]
Total revenues	8,497	11,978	17,332	22,800	42,583	46,947
Operating Segments [Member] | Ben Custody [Member]
Total revenues	$ 3,081	$ 5,386	$ 7,264	$ 10,800	21,574	24,534
Intersegment Eliminations [Member]
Total revenues					(63,404)	(71,116)
Intersegment Eliminations [Member] | Ben Liquidity [Member]
Financing receivable credit loss expense reversal					38,900	113,400
Financing receivable, credit loss, insurance reimbursable receivables					800	(800)
Financing fee receivable credit loss expense reversal					1,800	25,500
Note receivable credit loss expense reversal					$ 1,000	$ 6,000
Customer ExAlt Trusts [Member]
Recurring fee, percentage	2.80%		2.80%		2.80%
Minimum [Member]
Trust useful life						7 years
Minimum [Member] | Customer ExAlt Trusts [Member]
Financing receivable interest rate stated percentage	5.00%		5.00%		5.00%
One time fee, percentage	1.00%		1.00%		1.00%
Maximum [Member]
Trust useful life						10 years
Maximum [Member] | Customer ExAlt Trusts [Member]
Financing receivable interest rate stated percentage	14.00%		14.00%		14.00%
One time fee, percentage	7.00%		7.00%		7.00%